CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Total revenues	$ 426,409	$ 356,128	$ 227,976
Operating expenses
Research and development expenses	(386,893)	(299,086)	(174,776)
Selling expenses	(43,933)	(37,827)	(11,334)
Administrative expenses	(92,173)	(89,298)	(50,015)
Total operating expenses	(834,102)	(684,445)	(424,644)
Loss from operations	(407,693)	(328,317)	(196,668)
Gain on divestment of an equity investee		121,310
Other (expense)/income
Interest income	9,599	2,076	3,236
Other income	1,833	2,426	4,600
Interest expense	(652)	(592)	(787)
Other expense	(13,509)	(12,643)	(115)
Total other (expense)/income	(2,729)	(8,733)	6,934
Loss before income taxes and equity in earnings of equity investees	(410,422)	(215,740)	(189,734)
Income tax benefit/(expense)	283	(11,918)	(4,829)
Equity in earnings of equity investees, net of tax	49,753	60,617	79,046
Net loss	(360,386)	(167,041)	(115,517)
Less: Net income attributable to non-controlling interests	(449)	(27,607)	(10,213)
Net loss attributable to the Company	$ (360,835)	$ (194,648)	$ (125,730)
Losses per share attributable to the Company-basic (US$ per share)	$ (0.43)	$ (0.25)	$ (0.18)
Losses per share attributable to the Company-diluted (US$ per share)	$ (0.43)	$ (0.25)	$ (0.18)
Number of shares used in per share calculation-basic	847,143,540	792,684,524	697,931,437
Number of shares used in per share calculation-diluted	847,143,540	792,684,524	697,931,437
Goods | Third parties
Revenues
Total revenues	$ 314,329	$ 266,199	$ 203,606
Operating expenses
Costs of goods and services	(268,698)	(229,448)	(178,828)
Goods | Related parties
Revenues
Total revenues	5,293	4,256	5,484
Operating expenses
Costs of goods and services	(3,616)	(3,114)	(3,671)
Services -Commercialization-Marketed Products | Third parties
Revenues
Total revenues	41,275	27,428	3,734
Operating expenses
Costs of goods and services	(38,789)	(25,672)	(6,020)
Services -Collaboration Research and Development | Third parties
Revenues
Total revenues	23,741	18,995	9,771
Services -Research and Development | Related parties
Revenues
Total revenues	507	525	491
Other collaboration revenue from royalties | Third parties
Revenues
Total revenues	26,310	15,064	$ 4,890
Other collaboration revenue from licensing | Third parties
Revenues
Total revenues	$ 14,954	$ 23,661